Research and Development Expenses, Net	12 Months Ended
Dec. 31, 2017
Research and Development Expenses, Net [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 15—RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31
	2015	2016	2017
	NIS in thousands
Payroll and related expenses	7,656	8,728	7,687
Share-based payments	2,464	2,127	1,197
Subcontractors and consultants	7,532	11,328	2,554
Consumables and materials	1,035	1,806	698
Depreciation and amortization	763	826	1,002
Rent and maintenance	2,448	2,963	2,700
Other	1,021	1,422	1,083
	22,919	29,200	16,921
Less:
Participation in R&D expenses, See Note 13B	(6,428)	(9,257)	(573)
IIA participation in R&D expenses, See Note 13(A)(2)	(4,627)	(3,154)	(2,282)
	(11,055)	(12,411)	(2,855)
	11,864	16,789	14,066